Related Parties	12 Months Ended
Dec. 31, 2023
Related Parties [Abstract]
Related parties

NOTE 25: Related parties

Transactions between the Company and its employees, consultants or Directors are described below. There were no other related party transactions.

Remuneration of key management personnel

During the year ended December 31, 2023, the executive management team included four members:

1.	Chief Executive Officer, Mr. Michael K. McGarrity

2.	Executive Vice President of Corporate Development & General Counsel, Mr. Joseph Sollee

3.	Chief Financial Officer, Mr. Ron Kalfus

4.	Chief Commercial Officer, Mr. John Bellano

Their combined remuneration package, including employer taxes, amounted to the following:

Thousands of $ except per personnel, warrants & share amounts For The Years ended December 31	2023	2022	2021
Number of management members and Executive Directors	4	4	4
Short-term employee benefits	1,967	1,550	1,545
Post-employment benefits	48	54	52
Other employment costs	216	219	207
Total benefits	2,231	1,822	1,804
IFRS share-based compensation expense	909	863	982
Number of warrants offered	220,000	220,000	220,000
Cumulative outstanding warrants	1,007,287	808,800	588,800
Exercisable warrants	644,283	361,864	128,223

The following table sets forth the number of warrants that were exercised, granted and accepted in aggregate by the four members of the executive management team:

	2023	2022	2021
Number of warrants exercised	0	0	0
Number of new warrants granted and accepted	220,000	220,000	220,000
Annualized IFRS cost for existing warrants	$909,000	$863,000	$982,000

No loans, quasi-loans or other guarantees are outstanding with members of the executive management team.

Remuneration of the Board

The total remuneration of the Board of Directors (including the Executive Director) in 2023, 2022, and 2021 was $1,090,000, $876,000, and $863,000, respectively (excluding VAT, share-based compensation and reimbursement of expenses). No advances or credits have been granted to any member of the Board of Directors. None of the members of the Board of Directors have received any non-monetary remuneration other than warrants as disclosed above.

Transactions with Non-Executive Directors

Since 2012, the Non-Independent Directors do not receive a fee payment for attending and preparing for Board meetings or for assisting the Company with Board matters. They receive reimbursement for expenses directly related to the Board meetings, totaling less than $29,000 in 2023.

The Independent Directors receive a fee for attending and preparing meetings of the Board of Directors and for assisting the Company with Board matters, and they receive reimbursement for expenses directly related to the Board meetings. In 2023, 2022, and 2021, fees and expense reimbursement in the amount of $337,000, $314,000, and $302,000, respectively, were paid to independent members of the Board of Directors.

Warrants to subscribe to 1,000 new shares were granted to Jan Pensaert, acting through Valiance Advisors LLP, in July, 2023. No other warrants were granted to Non-Executive Directors in 2023. No warrants were exercised in 2023 by Non-Executive Directors.